Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

February 9, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

CIK 0000896435

Ladies and Gentlemen:

On behalf of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post Effective Amendment No. 63 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment is being filed in order to update the prospectus for Invesco V.I. Core Plus Bond Fund.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-4713.

Very truly yours,

/s/ Seba Kurian

Seba Kurian

Counsel